Segment disclosures - Summary of Revenues for Group of Similar Products and Services (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Revenues for group of similar products and services
Total revenues	$ 252,530	$ 224,352
Products
Revenues for group of similar products and services
Total revenues	54,018	65,742
Services
Revenues for group of similar products and services
Total revenues	$ 198,512	$ 158,610